Dear Shareholder:

The  Victory  Prospectus  for  the  following  funds  is  being  revised.   This
information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                        U.S. Government Obligations Fund
                             Prime Obligations Fund
                             Financial Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                         Supplement dated April 26, 1999
                      To the Prospectus dated March 1, 1999

1. On page 5, in the Risk/Return Summary for the U.S. Government Obligations Fund, replace the performance table at the end of the "Investment Performance" section with the following:

     The table below shows the U.S. Government Obligations Fund's average annual returns for one year, five years, and ten years for each class of shares. The figures shown assume reinvestment of dividends and distributions.


                Average Annual Total Returns             Past One Year     Past Five      Past Ten
         (for the periods ended December 31, 1998)                           Years         Years

     Investor Shares*                                        5.04%            N/A           N/A
     --------------------------------------------------- --------------- -------------- -------------
     Select Shares                                           4.78%           4.71%         5.13%


     *The average annual total return for Investor Shares since their inception on January 8, 1997 is 5.12%.


2. On page 7, in the Risk/Return Summary for the Prime Obligations Fund, replace the performance table at the end of the "Investment Performance" section with the following:

     The table below shows the Prime Obligations Fund's average annual returns for one year, five years, and ten years. The figures shown assume reinvestment of dividends and distributions.


                Average Annual Total Returns               Past One Year     Past Five     Past Ten
          (for the periods ended December 31, 1998)                            Years         Years

     Class A Shares                                            4.94%           4.75%         5.30%


3. On page 9, in the Risk/Return Summary for the Financial Reserves Fund, replace the performance table at the end of the "Investment Performance" section with the following:

The table below shows the Financial Reserves Fund's average annual returns for one year, five years, and ten years. The figures shown assume reinvestment of dividends and distributions.


             Average Annual Total Returns                Past One Year    Past Five Years   Past Ten Years
      (for the periods ended December 31, 1998)

Class A Shares                                               5.05%             4.91%             5.27%


4. On page 11, in the Risk/Return Summary for the Tax-Free Money Market Fund, replace the performance table at the end of the "Investment Performance" section with the following:

The table below shows the Tax-Free Money Market Fund's average annual returns for one year, five years, and ten years. The figures shown assume reinvestment of dividends and distributions.


             Average Annual Total Returns                Past One Year    Past Five Years   Past Ten Years
      (for the periods ended December 31, 1998)

Class A Shares                                               2.84%             2.95%             3.48%


5. On page 13, in the Risk/Return Summary for the Ohio Municipal Money Market Fund, replace the performance table at the end of the "Investment Performance" section with the following:

     The table below shows the Ohio Municipal Money Market Fund's average annual returns for one year, five years, and ten years. The figures shown assume reinvestment of dividends and distributions.


             Average Annual Total Returns                Past One Year    Past Five Years   Past Ten Years
      (for the periods ended December 31, 1998)

Class A Shares                                               2.85%             2.96%             3.45%


6. On pages 5, 7, 9, 11, and 13, in each Risk/Return Summary, add the following to the end of the "Investment Performance" section.

     The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

     The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

     For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 800-539 FUND.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND.

                                   VF-MMMF-SUP

Dear Shareholder:

The  Victory  Prospectus  for  the  following  funds  is  being  revised.   This
information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Federal Money Market Fund
                         Institutional Money Market Fund

                         Supplement dated April 26, 1999
                      To the Prospectus dated March 1, 1999

1. On page 3, in the Risk/Return Summary for the Federal Money Market Fund, replace the performance table at the end of the "Investment Performance" section with the following:


     The table below shows the Federal Money Market Fund's average annual returns for one year, five years, and ten years for each class of shares. The figures shown assume reinvestment of dividends and distributions.


                Average Annual Total Returns               Past One Year     Past Five       Past Ten
          (for the periods ended December 31, 1998)                            Years          Years

     Investor Shares                                           5.28%           4.74%          5.20%
     ---------------------------------------------------- ---------------- --------------- -------------
     Select Shares                                            3.92%*            N/A            N/A


     *The average annual total return figure for Select Shares reflects performance since their inception on March 23, 1998 (not annualized).



2. On page 5, in the Risk/Return Summary for the Institutional Money Market Fund, replace the performance table at the end of the "Investment Performance" section with the following:

     The table below shows the Institutional Money Market Fund's average annual returns for one year, five years, and ten years for each class of shares. The figures shown assume reinvestment of dividends and distributions.


               Average Annual Total Returns             Past One Year   Past Five Years   Past Ten
         (for the periods ended December 31, 1998)                                          Years

     Investor Shares                                        5.45%            5.25%          5.58%
     Select Shares*                                         5.15%             N/A            N/A


     *The average annual total return for Select Shares since their inception on June 5, 1995 is 4.92%.

3. On pages 3 and 5, in each Risk/Return Summary, add the following to the end of the "Investment Performance" section.

     The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

     The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

     For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 800-539 FUND.


Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND.







                                  VF-FIMMF-SUP

Dear Shareholder:

The Victory Lakefront Prospectus is being revised. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Lakefront Fund

                         Supplement dated April 26, 1999
                      To the Prospectus dated March 1, 1999
                         As Supplemented March 29, 1999

On page 3, in the Risk/Return Summary, in the "Fund Expenses" section, replace the Annual Fund Operating Expenses table with the following:


          The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Fund. The Fund pays these expenses from its assets.

    Annual Fund Operating Expenses                                   Class A
    ---------------------------------------------------------------- -----------
    Management Fees                                                  1.00%
    ---------------------------------------------------------------- -----------
    Distribution (12b-1) Fees                                        0.00%
    ---------------------------------------------------------------- -----------
    Other Expenses /1/                                               5.45%
                                                                     ----
    ---------------------------------------------------------------- -----------
    Total Fund Operating Expenses /2/                                6.45%
                                                                     ====
    ---------------------------------------------------------------- -----------
                      /1/ Includes a shareholder servicing fee of 0.25%.
                     /2/ The expenses shown are estimated based on historical expenses of the Fund adjusted to reflect anticipated expenses. For the fiscal year ended October 31, 1998, the Adviser voluntarily waived its fee and reimbursed certain expenses so that the Fund's net operating expenses equaled 0.32%. For the fiscal year ending October 31, 1999, the Adviser anticipates that it will voluntarily waive its fee and/or reimburse expenses so that the Fund's net operating expenses will equal 1.50%. The Adviser may terminate this waiver or reimbursement at any time.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.




                                   VL-VLF-SUP1

                             THE VICTORY PORTFOLIOS


Balanced Fund                          International Growth Fund                    Ohio Municipal Money Market Fund
Convertible Securities Fund            Investment Quality Bond Fund                 Ohio Regional Stock Fund
Diversified Stock Fund                 Lakefront Fund                               Prime Obligations Fund
Federal Money Market Fund              LifeChoice Conservative Investor Fund        Real Estate Investment Fund
Financial Reserves Fund                LifeChoice Moderate Investor Fund            Small Company Opportunity Fund
Fund for Income                        LifeChoice Growth Investor Fund              Special Value Fund
Government Mortgage Fund               Limited Term Income Fund                     Stock Index Fund
Growth Fund                            National Municipal Bond Fund                 Tax-Free Money Market Fund
Institutional Money Market Fund        New York Tax-Free Fund                       U.S. Government Obligations Fund
Intermediate Income Fund               Ohio Municipal Bond Fund                     Value Fund


                         Supplement dated April 26, 1999
                   To the Statement of Additional Information
                              dated March 1, 1999,
                         As supplemented March 29, 1999

The following revises certain information contained in the section entitled "Instruments in which the Funds can invest."

1. On page 19, add the following under "Taxable Bond Funds -- Short-Term Debt Obligations."

     No limit (U.S. Gov't):  Fund for Income

2.   On page 19, add the following under "Taxable Bond Funds -- Receipts."

     20%:  Government Mortgage

3. On page 20, add the following under "Taxable Bond Funds -- Futures Contracts and Options on Futures Contracts."

     5% in margins and premiums; 33-1/3% subject to futures or options on futures: Government Mortgage

4.   On page 21, under  "Equity  Funds -- U.S.  Equity  Securities,"  delete the
     Balanced   Fund  from  the  45  to  70%  category  and  add  the  following information:

     40 to 75%:  Balanced

5. On page 21, add the following under "Equity Funds -- Foreign Equity Securities Traded on a Foreign Exchange."

     10%:  Balanced

6. On page 21, under "Equity Funds -- Preferred Stock," delete the 80% category and add the following information:

     20%:  Ohio Regional Stock


If you would like more information about the Victory Funds call 800-539-FUND or Gradison McDonald at 800-869-5999 or 513-579-5999.



                                   VF-SAI-SUP1